Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Accounts Receivable, Net

Note 4 – Accounts receivable, net

Accounts receivable consisted of the following:

	December 31, 2021	December 31, 2020
Trade accounts receivable from third parties	$5,070,031	$306,450
Trade accounts receivable from related parties	480,111	682,315
Subtotal	5,550,142	988,765
Less: allowance for doubtful accounts	(103,805)	-
Accounts receivable, net	$5,446,337	$988,765

Approximately 70% of the accounts receivable balance as of December 31, 2021 have been subsequently collected by March 31, 2022. The remaining balance is expected to be collected by the end of May 2022.